S000075207 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
iShares U.S. Securitized Bond Index Fund | iShares U.S. Securitized Bond Index Fund
Prospectus [Line Items]
Annual Return [Percent]	8.50%	1.53%	5.11%